COVER PAGE COVER PAGE	Nov. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2023
Entity Registrant Name	N-able, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40297
Entity Tax Identification Number	85-4069861
Entity Address, Address Line One	30 Corporate Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	328-6490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NABL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001834488
Amendment Flag	false